Assets Held for Sale Assets Held For Sale $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)
Assets Held for Sale [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		$ 44,340	$ 271,376
Loss / write down on assets held for sale		(17,701)	12,433
Write off of deferred financing costs	$ 470	470	$ 3,781	$ 2,456
Kamsarmax pool [Member]
Assets Held for Sale [Line Items]
Number of vessels sold	2
Proceeds from Sale of Property, Plant, and Equipment		$ 22,500
$39,600 Million Credit facility [Member] | Kamsarmax pool [Member]
Assets Held for Sale [Line Items]
Number of vessels sold	2
Debt, Current	$ 20,100